SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	6,929,538
Number of Share Options, Exercised	(4,634,085)
Number of Share Options, Forfeited or expired	(5,985)
Number of Share Options, Ending Balance	2,289,468	6,929,538
Number of Share Options, Fully vested and exercisable	2,289,468
Weighted-Average Exercise Price, Beginning Balance	$ 0.80
Weighted-Average Exercise Price, Exercised	0.38
Weighted-Average Exercise Price, Forfeited or expired	0.24
Weighted-Average Exercise Price, Ending Balance	1.64	$ 0.80
Weighted-Average Exercise Price, Fully vested and exercisable	$ 1.64
Weighted-Average Remaining Contractual Term, Outstanding	2 years 1 month 2 days
Weighted-Average Remaining Contractual Term, Fully vested and exercisable	2 years 1 month 2 days
Aggregate Intrinsic Value, Outstanding	$ 9,701
Aggregate Intrinsic Value, Fully vested and exercisable	$ 9,701
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	13,446,511
Number of Share Options, Granted	5,461,929
Number of Share Options, Exercised	(778,269)
Number of Share Options, Forfeited or expired	(1,095,211)
Number of Share Options, Ending Balance	17,034,960	13,446,511
Number of Shares Options, Fully vested and expected to vest	17,034,960
Number of Shares Options, Exercisable	3,663,867
Weighted-Average Exercise Price, Beginning Balance	$ 5.55
Weighted-Average Exercise Price, Granted	9.25
Weighted-Average Exercise Price, Exercised	5.07
Weighted-Average Exercise Price, Forfeited or expired	6.25
Weighted-Average Exercise Price, Ending Balance	6.72	$ 5.55
Weighted-Average Exercise Price, Fully vested and expected to vest	6.72
Weighted-Average Exercise Price, Exercisable	$ 5.02
Weighted-Average Remaining Contractual Term, Outstanding	7 years 8 months 1 day
Weighted-Average Remaining Contractual Term, Fully vested and expected to vest	7 years 8 months 1 day
Weighted-Average Remaining Contractual Term, Exercisable	5 years 8 months 15 days
Aggregate Intrinsic Value, Outstanding	$ 5,300
Aggregate Intrinsic Value, Fully vested and expected to vest	5,300
Aggregate Intrinsic Value, Exercisable	$ 3,131
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Exercised		(1,040,485)
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	15,067,193
Number of Share Options, Granted	2,158,552		0
Number of Share Options, Forfeited or expired	(190,240)
Number of Share Options, Ending Balance	17,035,505	15,067,193
Number of Shares Options, Fully vested and expected to vest	17,035,505
Number of Shares Options, Exercisable	7,923,724
Weighted-Average Exercise Price, Beginning Balance	$ 0.12
Weighted-Average Exercise Price, Granted	0.15
Weighted-Average Exercise Price, Forfeited or expired	0.17
Weighted-Average Exercise Price, Ending Balance	0.12	$ 0.12
Weighted-Average Exercise Price, Fully vested and expected to vest	0.12
Weighted-Average Exercise Price, Exercisable	$ 0.08
Weighted-Average Remaining Contractual Term, Outstanding	7 years 8 months 8 days
Weighted-Average Remaining Contractual Term, Fully vested and expected to vest	7 years 8 months 8 days
Weighted-Average Remaining Contractual Term, Exercisable	6 years 6 months 14 days
Aggregate Intrinsic Value, Outstanding	$ 535
Aggregate Intrinsic Value, Fully vested and expected to vest	535
Aggregate Intrinsic Value, Exercisable	$ 489